PORTFOLIO OF INVESTMENTS – as of April 30, 2019 (Unaudited)

Natixis Sustainable Future 2050 Fund

Shares	Description	Value (†)
Common Stocks – 58.6% of Net Assets
	Aerospace & Defense – 0.4%
17	Axon Enterprise, Inc.(a)	$1,080
24	Moog, Inc., Class A	2,247
5	Raytheon Co.	888
12	Teledyne Technologies, Inc.(a)	2,982
35	United Technologies Corp.	4,991

		12,188

	Air Freight & Logistics – 1.0%
255	Expeditors International of Washington, Inc.	20,252
31	FedEx Corp.	5,873
38	United Parcel Service, Inc., Class B	4,037

		30,162

	Airlines – 0.2%
230	American Airlines Group, Inc.	7,861

	Auto Components – 0.3%
106	American Axle & Manufacturing Holdings, Inc.(a)	1,563
61	Aptiv PLC	5,228
105	Delphi Technologies PLC	2,324
21	Visteon Corp.(a)	1,386

		10,501

	Automobiles – 0.7%
780	Fiat Chrysler Automobiles NV	12,020
265	General Motors Co.	10,322

		22,342

	Banks – 3.8%
62	Ameris Bancorp	2,260
116	BancorpSouth Bank	3,536
525	Bank of America Corp.	16,054
108	BB&T Corp.	5,530
278	Citigroup, Inc.	19,655
125	Citizens Financial Group, Inc.	4,525
85	Columbia Banking System, Inc.	3,191
13	Comerica, Inc.	1,022
217	CVB Financial Corp.	4,709
203	Fulton Financial Corp.	3,502
89	Huntington Bancshares, Inc.	1,239
99	International Bancshares Corp.	4,105
189	KeyCorp	3,317
19	M&T Bank Corp.	3,231
340	People’s United Financial, Inc.	5,879
65	PNC Financial Services Group, Inc. (The)	8,900
124	Regions Financial Corp.	1,926
154	Trustmark Corp.	5,538
220	Wells Fargo & Co.	10,650
53	Westamerica Bancorporation	3,404

Shares	Description	Value (†)
Common Stocks – continued
	Banks – continued
41	Wintrust Financial Corp.	$3,124
43	Zions Bancorp N.A.	2,121

		117,418

	Beverages – 1.7%
33	Brown-Forman Corp., Class B	1,758
319	Coca-Cola Co. (The)	15,650
37	Constellation Brands, Inc., Class A	7,832
386	Monster Beverage Corp.(a)	23,006
39	PepsiCo, Inc.	4,994

		53,240

	Biotechnology – 1.8%
18	AbbVie, Inc.	1,429
56	Amgen, Inc.	10,042
8	Biogen, Inc.(a)	1,834
103	BioMarin Pharmaceutical, Inc.(a)	8,809
18	Celgene Corp.(a)	1,704
45	Gilead Sciences, Inc.	2,927
15	Ligand Pharmaceuticals, Inc.(a)	1,888
71	Regeneron Pharmaceuticals, Inc.(a)	24,363
30	Repligen Corp.(a)	2,021
2	Vertex Pharmaceuticals, Inc.(a)	338

		55,355

	Building Products – 0.4%
188	Johnson Controls International PLC	7,050
16	Lennox International, Inc.	4,343

		11,393

	Capital Markets – 4.0%
3	Affiliated Managers Group, Inc.	333
9	Ameriprise Financial, Inc.	1,321
301	Bank of New York Mellon Corp. (The)	14,948
10	BlackRock, Inc.	4,852
277	Charles Schwab Corp. (The)	12,681
16	CME Group, Inc.	2,862
51	FactSet Research Systems, Inc.	14,069
66	Franklin Resources, Inc.	2,283
31	Goldman Sachs Group, Inc. (The)	6,384
8	Intercontinental Exchange, Inc.	651
37	Invesco Ltd.	813
83	Janus Henderson Group PLC	2,081
80	Legg Mason, Inc.	2,676
47	Moody’s Corp.	9,241
58	MSCI, Inc.	13,072
40	Northern Trust Corp.	3,942
28	S&P Global, Inc.	6,178
218	SEI Investments Co.	11,870
210	State Street Corp.	14,209

		124,466

Shares	Description	Value (†)
Common Stocks – continued
	Chemicals – 0.7%
20	Ecolab, Inc.	$3,682
45	HB Fuller Co.	2,204
31	Innospec, Inc.	2,629
4	International Flavors & Fragrances, Inc.	551
41	Linde PLC	7,391
39	Minerals Technologies, Inc.	2,448
21	Stepan Co.	1,943

		20,848

	Commercial Services & Supplies – 0.2%
40	Healthcare Services Group, Inc.	1,354
22	MSA Safety, Inc.	2,418
34	Tetra Tech, Inc.	2,200
17	Waste Management, Inc.	1,825

		7,797

	Communications Equipment – 0.8%
55	Ciena Corp.(a)	2,110
346	Cisco Systems, Inc.	19,359
28	InterDigital, Inc.	1,831
31	Lumentum Holdings, Inc.(a)	1,921
7	Motorola Solutions, Inc.	1,014

		26,235

	Construction & Engineering – 0.2%
104	AECOM(a)	3,526
36	Fluor Corp.	1,430

		4,956

	Consumer Finance – 0.8%
87	American Express Co.	10,199
150	Capital One Financial Corp.	13,925
40	Navient Corp.	540

		24,664

	Containers & Packaging – 0.2%
52	Ball Corp.	3,117
10	Crown Holdings, Inc.(a)	581
38	International Paper Co.	1,779
92	Owens-Illinois, Inc.	1,818

		7,295

	Distributors – 0.2%
30	Genuine Parts Co.	3,076
15	POOL CORP.	2,756

		5,832

	Diversified Consumer Services – 0.1%
69	Service Corp. International	2,871

	Diversified Telecommunication Services – 0.2%
53	AT&T, Inc.	1,641

Shares	Description	Value (†)
Common Stocks – continued
	Diversified Telecommunication Services – continued
118	CenturyLink, Inc.	$1,348
34	Verizon Communications, Inc.	1,944

		4,933

	Electric Utilities – 0.4%
99	American Electric Power Co., Inc.	8,469
21	Edison International	1,339
16	Eversource Energy	1,147
29	IDACORP, Inc.	2,872

		13,827

	Electrical Equipment – 0.2%
11	Acuity Brands, Inc.	1,610
31	Eaton Corp. PLC	2,567
21	Hubbell, Inc.	2,680

		6,857

	Electronic Equipment, Instruments & Components – 1.1%
55	Avnet, Inc.	2,674
24	Belden, Inc.	1,333
59	Cognex Corp.	2,975
12	Coherent, Inc.(a)	1,776
11	Littelfuse, Inc.	2,212
10	Rogers Corp.(a)	1,675
135	TE Connectivity Ltd.	12,913
67	Trimble, Inc.(a)	2,735
104	Vishay Intertechnology, Inc.	2,060
14	Zebra Technologies Corp., Class A(a)	2,956

		33,309

	Energy Equipment & Services – 1.0%
33	Apergy Corp.(a)	1,310
28	Baker Hughes, a GE Co.	673
65	C&J Energy Services, Inc.(a)	913
18	Core Laboratories NV	1,141
160	Halliburton Co.	4,533
231	National Oilwell Varco, Inc.	6,038
59	Oceaneering International, Inc.(a)	1,133
52	Oil States International, Inc.(a)	1,005
287	Schlumberger Ltd.	12,249
45	TechnipFMC PLC	1,106
91	U.S. Silica Holdings, Inc.	1,440

		31,541

	Entertainment – 1.1%
50	Cinemark Holdings, Inc.	2,102
10	Electronic Arts, Inc.(a)	947
49	Netflix, Inc.(a)	18,156
99	Walt Disney Co. (The)	13,560

		34,765

Shares	Description	Value (†)
Common Stocks – continued
	Food & Staples Retailing – 0.1%
69	Kroger Co. (The)	$1,779
10	Sysco Corp.	703
14	Walgreens Boots Alliance, Inc.	750

		3,232

	Food Products – 0.7%
55	Campbell Soup Co.	2,128
645	Danone S.A., Sponsored ADR	10,462
19	General Mills, Inc.	978
60	Hain Celestial Group, Inc. (The)(a)	1,309
2	Hershey Co. (The)	250
20	Ingredion, Inc.	1,895
11	J.M. Smucker Co. (The)	1,349
12	Kellogg Co.	724
60	Kraft Heinz Co. (The)	1,994
7	Mondelez International, Inc., Class A	356

		21,445

	Gas Utilities – 0.3%
59	New Jersey Resources Corp.	2,955
33	ONE Gas, Inc.	2,921
69	South Jersey Industries, Inc.	2,216

		8,092

	Health Care Equipment & Supplies – 1.0%
15	Alcon, Inc.(a)	873
5	Align Technology, Inc.(a)	1,623
49	Baxter International, Inc.	3,739
2	Becton Dickinson and Co.	481
9	Boston Scientific Corp.(a)	334
21	DENTSPLY SIRONA, Inc.	1,074
2	Edwards Lifesciences Corp.(a)	352
30	Globus Medical, Inc.(a)	1,353
17	Haemonetics Corp.(a)	1,484
1	Intuitive Surgical, Inc.(a)	511
111	Meridian Bioscience, Inc.	1,278
24	Merit Medical Systems, Inc.(a)	1,348
32	STERIS PLC	4,191
2	Stryker Corp.	378
67	Varian Medical Systems, Inc.(a)	9,123
21	West Pharmaceutical Services, Inc.	2,600

		30,742

	Health Care Providers & Services – 1.3%
33	Acadia Healthcare Co., Inc.(a)	1,057
10	Amedisys, Inc.(a)	1,278
3	Anthem, Inc.	789
24	BioTelemetry, Inc.(a)	1,306
70	Centene Corp.(a)	3,609
7	Chemed Corp.	2,288
5	Cigna Corp.	794

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Providers & Services – continued
190	CVS Health Corp.	$10,332
28	Encompass Health Corp.	1,805
48	HCA Healthcare, Inc.	6,107
17	Henry Schein, Inc.(a)	1,089
3	Humana, Inc.	766
11	Laboratory Corp. of America Holdings(a)	1,759
33	MEDNAX, Inc.(a)	923
55	Patterson Cos., Inc.	1,201
19	Quest Diagnostics, Inc.	1,831
13	UnitedHealth Group, Inc.	3,030

		39,964

	Health Care Technology – 0.5%
117	Allscripts Healthcare Solutions, Inc.(a)	1,155
182	Cerner Corp.(a)	12,094
25	Medidata Solutions, Inc.(a)	2,258

		15,507

	Hotels, Restaurants & Leisure – 2.2%
30	Dunkin’ Brands Group, Inc.	2,239
77	Hilton Worldwide Holdings, Inc.	6,698
19	Jack in the Box, Inc.	1,465
19	Marriott Vacations Worldwide Corp.	2,007
4	McDonald’s Corp.	790
302	MGM Resorts International	8,042
31	Six Flags Entertainment Corp.	1,646
227	Starbucks Corp.	17,633
117	Wendy’s Co. (The)	2,177
375	Yum China Holdings, Inc.	17,828
78	Yum! Brands, Inc.	8,143

		68,668

	Household Durables – 0.3%
11	iRobot Corp.(a)	1,139
94	KB Home	2,435
67	Meritage Homes Corp.(a)	3,427
41	Tupperware Brands Corp.	976
2	Whirlpool Corp.	278

		8,255

	Household Products – 0.9%
146	Colgate-Palmolive Co.	10,627
178	Procter & Gamble Co. (The)	18,954

		29,581

	Independent Power & Renewable Electricity Producers – 0.2%
93	AES Corp. (The)	1,592
53	Ormat Technologies, Inc.	3,093
126	Pattern Energy Group, Inc.	2,913

		7,598

Shares	Description	Value (†)
Common Stocks – continued
	Industrial Conglomerates – 0.5%
1,425	General Electric Co.	$14,492

	Insurance – 1.4%
9	Aflac, Inc.	453
33	Allstate Corp. (The)	3,269
295	American International Group, Inc.	14,033
7	Brighthouse Financial, Inc.(a)	293
53	Chubb Ltd.	7,696
51	First American Financial Corp.	2,910
16	Hartford Financial Services Group, Inc. (The)	837
10	Lincoln National Corp.	667
22	Marsh & McLennan Cos., Inc.	2,074
16	MetLife, Inc.	738
57	Prudential Financial, Inc.	6,026
24	Travelers Cos., Inc. (The)	3,450

		42,446

	Interactive Media & Services – 2.9%
12	Alphabet, Inc., Class A(a)	14,387
27	Alphabet, Inc., Class C(a)	32,089
230	Facebook, Inc., Class A(a)	44,482
7	TripAdvisor, Inc.(a)	373

		91,331

	Internet & Direct Marketing Retail – 2.9%
160	Alibaba Group Holding Ltd., Sponsored ADR(a)	29,691
21	Amazon.com, Inc.(a)	40,457
6	Booking Holdings, Inc.(a)	11,130
198	eBay, Inc.	7,673

		88,951

	IT Services – 3.2%
22	Accenture PLC, Class A	4,019
81	Automatic Data Processing, Inc.	13,316
8	Cognizant Technology Solutions Corp., Class A	584
110	DXC Technology Co.	7,231
50	Gartner, Inc.(a)	7,948
9	International Business Machines Corp.	1,262
40	Leidos Holdings, Inc.	2,939
55	MasterCard, Inc., Class A	13,983
12	PayPal Holdings, Inc.(a)	1,353
159	Sabre Corp.	3,301
237	Visa, Inc., Class A	38,970
50	Western Union Co. (The)	972
15	WEX, Inc.(a)	3,155

		99,033

	Leisure Products – 0.0%
71	Callaway Golf Co.	1,247

Shares	Description	Value (†)
Common Stocks – continued
	Life Sciences Tools & Services – 0.1%
1	Illumina, Inc.(a)	$312
9	IQVIA Holdings, Inc.(a)	1,250
7	Thermo Fisher Scientific, Inc.	1,942

		3,504

	Machinery – 2.5%
37	AGCO Corp.	2,619
90	Caterpillar, Inc.	12,548
56	Cummins, Inc.	9,312
98	Deere & Co.	16,232
45	Flowserve Corp.	2,206
28	IDEX Corp.	4,386
52	ITT, Inc.	3,149
63	Kennametal, Inc.	2,564
39	Oshkosh Corp.	3,221
81	Parker Hannifin Corp.	14,668
11	Proto Labs, Inc.(a)	1,208
52	Terex Corp.	1,733
43	Toro Co. (The)	3,145
6	Xylem, Inc.	500

		77,491

	Media – 1.3%
3	Cable One, Inc.	3,182
8	CBS Corp., Class B	410
33	Charter Communications, Inc., Class A(a)	12,249
315	Comcast Corp., Class A	13,712
30	Discovery, Inc., Series C(a)	863
57	New York Times Co. (The), Class A	1,890
445	News Corp., Class A	5,527
15	Omnicom Group, Inc.	1,200

		39,033

	Metals & Mining – 0.4%
88	Commercial Metals Co.	1,522
104	Newmont Goldcorp Corp.	3,230
15	Nucor Corp.	856
38	Reliance Steel & Aluminum Co.	3,494
25	Royal Gold, Inc.	2,177

		11,279

	Multi-Utilities – 0.3%
57	Consolidated Edison, Inc.	4,911
10	DTE Energy Co.	1,257
15	Sempra Energy	1,919

		8,087

	Multiline Retail – 0.0%
10	Macy’s, Inc.	235

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – 1.4%
175	Anadarko Petroleum Corp.	$12,749
295	Apache Corp.	9,708
962	Chesapeake Energy Corp.(a)	2,799
572	Denbury Resources, Inc.(a)	1,276
96	EQT Corp.	1,963
75	Green Plains, Inc.	1,303
50	Hess Corp.	3,206
113	Noble Energy, Inc.	3,058
41	ONEOK, Inc.	2,785
29	Valero Energy Corp.	2,629
50	World Fuel Services Corp.	1,543

		43,019

	Paper & Forest Products – 0.1%
37	Domtar Corp.	1,809
69	Louisiana-Pacific Corp.	1,729

		3,538

	Personal Products – 0.0%
4	Estee Lauder Cos., Inc. (The), Class A	687

	Pharmaceuticals – 1.2%
1	Allergan PLC	147
16	Bristol-Myers Squibb Co.	743
50	Catalent, Inc.(a)	2,241
14	Eli Lilly & Co.	1,639
56	Medicines Co. (The)(a)	1,789
75	Merck & Co., Inc.	5,903
75	Novartis AG, Sponsored ADR	6,167
256	Novo Nordisk AS, Sponsored ADR	12,547
24	Perrigo Co. PLC	1,150
75	Pfizer, Inc.	3,046
21	Supernus Pharmaceuticals, Inc.(a)	771

		36,143

	Professional Services – 0.3%
42	Exponent, Inc.	2,378
15	Insperity, Inc.	1,793
40	Korn Ferry	1,881
25	ManpowerGroup, Inc.	2,401
43	Nielsen Holdings PLC	1,098

		9,551

	Real Estate Management & Development – 0.1%
14	CBRE Group, Inc., Class A(a)	729
20	Jones Lang LaSalle, Inc.	3,091

		3,820

	REITs - Apartments – 0.4%
73	American Campus Communities, Inc.	3,446
3	AvalonBay Communities, Inc.	603

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Apartments – continued
48	Camden Property Trust	$4,831
8	Equity Residential	611
4	Essex Property Trust, Inc.	1,130
4	Mid-America Apartment Communities, Inc.	438

		11,059

	REITs - Diversified – 0.1%
5	Crown Castle International Corp.	629
9	Digital Realty Trust, Inc.	1,059
2	Equinix, Inc.	910
65	Weyerhaeuser Co.	1,742

		4,340

	REITs - Health Care – 0.2%
26	Ventas, Inc.	1,589
47	Welltower, Inc.	3,503

		5,092

	REITs - Hotels – 0.1%
93	Host Hotels & Resorts, Inc.	1,789

	REITs - Office Property – 0.5%
11	Boston Properties, Inc.	1,514
114	Corporate Office Properties Trust	3,178
124	Douglas Emmett, Inc.	5,108
171	Easterly Government Properties, Inc.	3,078
55	Kilroy Realty Corp.	4,230

		17,108

	REITs - Regional Malls – 0.1%
3	Macerich Co. (The)	120
10	Simon Property Group, Inc.	1,737

		1,857

	REITs - Storage – 0.0%
26	Iron Mountain, Inc.	845
2	Public Storage	442

		1,287

	REITs - Warehouse/Industrials – 0.2%
34	CyrusOne, Inc.	1,893
90	Liberty Property Trust	4,468

		6,361

	Road & Rail – 0.5%
31	Genesee & Wyoming, Inc., Class A(a)	2,748
20	Kansas City Southern	2,463
28	Norfolk Southern Corp.	5,712
31	Ryder System, Inc.	1,953
19	Union Pacific Corp.	3,364

		16,240

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – 2.5%
13	Advanced Micro Devices, Inc.(a)	$359
61	Applied Materials, Inc.	2,688
41	Brooks Automation, Inc.	1,538
23	Cabot Microelectronics Corp.	2,904
44	Cirrus Logic, Inc.(a)	2,093
32	Cree, Inc.(a)	2,115
69	First Solar, Inc.(a)	4,246
316	Intel Corp.	16,129
86	NVIDIA Corp.	15,566
204	QUALCOMM, Inc.	17,570
32	Silicon Laboratories, Inc.(a)	3,445
79	Texas Instruments, Inc.	9,309

		77,962

	Software – 2.8%
6	Adobe, Inc.(a)	1,735
146	Autodesk, Inc.(a)	26,019
24	Blackbaud, Inc.	1,903
36	Bottomline Technologies, Inc.(a)	1,821
11	Fair Isaac Corp.(a)	3,077
20	LogMeIn, Inc.	1,648
130	Microsoft Corp.	16,978
494	Oracle Corp.	27,333
29	PTC, Inc.(a)	2,624
21	Qualys, Inc.(a)	1,895
9	Ultimate Software Group, Inc. (The)(a)	2,976

		88,009

	Specialty Retail – 0.7%
26	Aaron’s, Inc.	1,448
76	American Eagle Outfitters, Inc.	1,807
28	Asbury Automotive Group, Inc.(a)	2,245
17	Best Buy Co., Inc.	1,265
13	Five Below, Inc.(a)	1,903
22	Home Depot, Inc. (The)	4,481
20	Lithia Motors, Inc., Class A	2,270
18	Lowe’s Cos., Inc.	2,037
20	Monro, Inc.	1,677
10	Tiffany & Co.	1,078
28	Williams-Sonoma, Inc.	1,601

		21,812

	Technology Hardware, Storage & Peripherals – 1.7%
213	Apple, Inc.	42,743
206	Hewlett Packard Enterprise Co.	3,257
148	HP, Inc.	2,953
73	NCR Corp.(a)	2,113
12	NetApp, Inc.	874
7	Seagate Technology PLC	338
7	Western Digital Corp.	358

Shares	Description	Value (†)
Common Stocks – continued
	Technology Hardware, Storage & Peripherals – continued
46	Xerox Corp.	$1,534

		54,170

	Textiles, Apparel & Luxury Goods – 0.7%
16	Deckers Outdoor Corp.(a)	2,532
15	Hanesbrands, Inc.	271
17	NIKE, Inc., Class B	1,493
4	PVH Corp.	516
592	Under Armour, Inc., Class A(a)	13,669
63	Wolverine World Wide, Inc.	2,319

		20,800

	Thrifts & Mortgage Finance – 0.1%
240	New York Community Bancorp, Inc.	2,791
	Trading Companies & Distributors – 0.2%
30	Fastenal Co.	2,116
20	GATX Corp.	1,543
13	United Rentals, Inc.(a)	1,832
7	W.W. Grainger, Inc.	1,974

		7,465

	Water Utilities – 0.2%
47	American Water Works Co., Inc.	5,085
67	Aqua America, Inc.	2,617

		7,702

	Total Common Stocks (Identified Cost $1,787,135)	1,823,471

Principal Amount
Bonds and Notes – 3.9%
	Automotive – 0.1%
$2,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	1,999

	Banking – 0.6%
2,000	American Express Co., 3.700%, 8/03/2023	2,056
1,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	1,003
2,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	1,968
2,000	Bank of New York Mellon Corp. (The), Series 10YR, MTN, 3.650%, 2/04/2024	2,066
1,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	1,017
1,000	Citigroup, Inc., 4.600%, 3/09/2026	1,052
1,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	993

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$ 2,000	Goldman Sachs Group, Inc. (The), 4.000%, 3/03/2024	$2,068
1,000	HSBC Holdings PLC, 5.100%, 4/05/2021	1,042
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,000
1,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	1,034
1,000	Royal Bank of Canada, GMTN, 2.150%, 3/06/2020	997
1,000	Santander UK PLC, 2.375%, 3/16/2020	997
1,000	SunTrust Bank, 2.250%, 1/31/2020	996
1,000	Wells Fargo & Co., MTN, 3.300%, 9/09/2024	1,010
1,000	Westpac Banking Corp., 2.750%, 1/11/2023	994

		21,293

	Construction Machinery – 0.0%
1,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	1,002

	Consumer Cyclical Services – 0.1%
2,000	eBay, Inc., 3.800%, 3/09/2022	2,049

	Electric – 0.1%
2,000	Virginia Electric & Power Co., Series A, 3.800%, 4/01/2028	2,077

	Government Owned - No Guarantee – 0.1%
2,000	Federal National Mortgage Association, 6.625%, 11/15/2030	2,745

	Health Insurance – 0.1%
2,000	Anthem, Inc., 4.101%, 3/01/2028	2,045
1,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	1,221

		3,266

	Healthcare – 0.1%
1,000	CVS Health Corp., 3.875%, 7/20/2025	1,006
2,000	Express Scripts Holding Co., 4.500%, 2/25/2026	2,090
2,000	McKesson Corp., 3.950%, 2/16/2028	1,993

		5,089

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Integrated Energy – 0.1%
$ 1,000	BP Capital Markets PLC, 3.814%, 2/10/2024	$1,039
1,000	Chevron Corp., 1.961%, 3/03/2020	995
1,000	Shell International Finance BV, 6.375%, 12/15/2038	1,333

		3,367

	Media Entertainment – 0.0%
1,000	Viacom, Inc., 6.875%, 4/30/2036	1,177

	Midstream – 0.1%
1,000	Enterprise Products Operating LLC, 2.550%, 10/15/2019	998
1,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	1,036

		2,034

	Oil Field Services – 0.1%
2,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	1,993

	Railroads – 0.1%
2,000	CSX Corp., 2.600%, 11/01/2026	1,913

	Restaurants – 0.1%
2,000	Starbucks Corp., 3.800%, 8/15/2025	2,074

	Technology – 0.2%
1,000	Apple, Inc., 2.500%, 2/09/2025	980
1,000	International Business Machines Corp., 4.000%, 6/20/2042	979
2,000	Oracle Corp., 2.950%, 5/15/2025	1,991
2,000	QUALCOMM, Inc., 3.450%, 5/20/2025	2,037

		5,987

	Treasuries – 2.0%
2,000	U.S. Treasury Bond, 2.500%, 5/15/2046	1,837
3,000	U.S. Treasury Bond, 2.875%, 11/15/2046	2,969
4,000	U.S. Treasury Bond, 3.000%, 5/15/2045	4,059
1,000	U.S. Treasury Bond, 3.000%, 2/15/2048	1,011
1,000	U.S. Treasury Bond, 4.250%, 11/15/2040	1,230

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Treasuries – continued
$ 1,000	U.S. Treasury Bond, 4.375%, 5/15/2041	$1,252
2,000	U.S. Treasury Bond, 5.250%, 2/15/2029	2,474
7,000	U.S. Treasury Note, 1.125%, 12/31/2019	6,938
7,000	U.S. Treasury Note, 1.125%, 4/30/2020	6,913
2,000	U.S. Treasury Note, 1.125%, 9/30/2021	1,948
4,000	U.S. Treasury Note, 1.625%, 8/31/2022	3,920
5,000	U.S. Treasury Note, 1.750%, 5/15/2023	4,900
1,000	U.S. Treasury Note, 2.000%, 11/15/2026	971
1,000	U.S. Treasury Note, 2.125%, 12/31/2022	996
8,000	U.S. Treasury Note, 2.250%, 11/15/2025	7,935
1,000	U.S. Treasury Note, 2.250%, 11/15/2027	983
5,000	U.S. Treasury Note, 2.625%, 12/31/2023	5,075
1,000	U.S. Treasury Note, 2.625%, 2/15/2029	1,010
5,000	U.S. Treasury Note, 2.750%, 7/31/2023	5,096
1,000	U.S. Treasury Note, 2.875%, 9/30/2023	1,025

		62,542

	Wireless – 0.0%
1,000	Vodafone Group PLC, 6.150%, 2/27/2037	1,136

	Total Bonds and Notes (Identified Cost $121,911)	121,743

Shares
Exchange-Traded Funds – 16.6%
5,295	iShares® ESG MSCI EAFE ETF	345,022
4,932	iShares® ESG MSCI Emerging Markets ETF	171,634

	Total Exchange-Traded Funds (Identified Cost $489,430)	516,656

Affiliated Mutual Funds – 15.2%
3,998	Mirova Global Green Bond Fund, Class N	40,419
37,661	Mirova International Sustainable Equity Fund, Class N	431,216

	Total Affiliated Mutual Funds (Identified Cost $444,575)	471,635

Description	Value (†)
Total Investments – 94.3% (Identified Cost $2,843,051)	$2,933,505
Other assets less liabilities – 5.7%	176,669

Net Assets – 100.0%	$3,110,174

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2019, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$41,977	$9,503	$52,543	$612	$451	$—	$—
Loomis Sayles Limited Term Government and Agency Fund, Class N	27,806	6,953	34,842	(174)	257	—	189
Mirova Global Green Bond Fund, Class N	83,980	18,615	64,474	713	1,585	40,419	369
Mirova International Sustainable Equity Fund, Class N	226,647	187,317	4,364	431	21,185	431,216	317

	$380,410	$222,388	$156,223	$1,582	$23,478	$471,635	$875

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,823,471	$—	$—	$1,823,471
Bonds and Notes*	—	121,743	—	121,743
Exchange-Traded Funds	516,656	—	—	516,656
Affiliated Mutual Funds	471,635	—	—	471,635

Total	$2,811,762	$121,743	$—	$2,933,505

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended April 30, 2019, there were no transfers among Levels 1, 2 and 3.

Asset Allocation Summary at April 30, 2019 (Unaudited)

Equity	89.1%
Fixed Income	5.2

Total Investments	94.3
Other assets less liabilities	5.7

Net Assets	100.0%